Accounts Receivable, net (Including Related and Unrelated Parties) - Schedule of Trade Receivables (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Notes and Accounts Receivable [Abstract]
Accounts receivable	$ 32,104,912	$ 47,453,087
Less: loss allowance	(17,738)	(50,853)	$ (93,053)
Accounts Receivable, Net Including Related Parties	32,087,174	47,402,234
Accounts receivable, net	30,308,675	44,647,981
Accounts receivable from related parties, net	$ 1,778,499	$ 2,754,253